Employee Benefit Liabilities, Net	12 Months Ended
Dec. 31, 2025
Employee Benefit Liabilities, Net [Abstract]
EMPLOYEE BENEFIT LIABILITIES, NET

Note 16: - Employee Benefit Liabilities, Net

Employee benefits consist of short-term benefits and post-employment benefits.

Post-employment benefits:

According to the Israeli labor and Severance Pay Laws, the Company is required to pay compensation to employees upon dismissal or retirement or to make contributions in defined contribution plans pursuant to Section 14 of the Israeli Severance Pay Law, as specified below. The Company’s liability is accounted for as a post-employment benefit only for those employees for which Section 14 of the Israeli Severance Pay Law is not applicable to. The computation of the Company’s employee benefit liability is made in accordance with a valid employment contract, or a collective bargaining agreement based on the employee’s salary and employment terms which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plans, as detailed below:

a.	Defined contribution deposit:

Israeli employees defined contribution plan:

The Company’s agreements with some of its employees are in accordance with Section 14 of the Israeli Severance Pay Law. Contributions made by the Company in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. The expenses for the defined benefit deposit in 2025, 2024 and 2023 were $1,470 thousand, $1,300 thousand, and $1,125 thousand, respectively.

U.S. employees defined contribution plan:

Since August 2022, the Company’s U.S. subsidiary has a 401(k) defined contribution plan covering certain employees in the U.S. During the years ended December 31, 2025, and December 31, 2024, the U.S. subsidiary recorded expenses for matching contributions in the amount of $158 thousand and $89 thousand, respectively.

b.	Defined benefit plans:

The Company accounts for the payment of compensation as a defined benefit plan for which an employee benefit liability is recognized and for which the Company deposits amounts in a long-term employee benefit fund and in qualifying insurance policies.

c.	Expenses recognized in comprehensive income (loss):

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands

Current service cost	$239	$208	$197
Interest expenses, net	37	39	36
Total employee benefit expenses	276	247	233

Actual return on plan assets	$383	$400	$50

The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands
Cost of revenues	$180	$159	$155
Research and development	20	20	22
Selling and marketing	45	39	33
General and administrative	31	29	23

	$276	$247	$233

4.	The plan liabilities, net:

	December 31,
	2025	2024
	U.S. Dollars in thousands
Defined benefit obligation	$6,085	$4,813
Fair value of plan assets	5,415	4,304
Total liabilities, net	$670	$509

5.	Changes in the present value of defined benefit obligation

	2025	2024
	U.S. Dollars in thousands
Balance at January 1,	$4,813	$4,399
Interest costs	254	216
Current service cost	239	208
Past service cost	-	-
Benefits paid	(315)	(223)
Demographic assumptions	33	(84)
Financial assumptions	70	-
Past Experience	287	322
Currency Exchange	704	(25)
Balance at December 31,	$6,085	$4,813

6.	Plan assets

a)	Plan assets

Plan assets comprise of assets held by long-term employee benefit funds and qualifying insurance policies.

b)	Changes in the fair value of plan assets

	2025	2024
	U.S. Dollars in thousands

Balance at January 1,	$4,304	$3,778
Expected return	228	184
Contributions by employer	176	165
Benefits paid	(319)	(195)
Demographic assumptions	(2)	(2)
Financial assumptions	-	-
Past Experience	417	402
Currency exchange	611	(28)
Balance at December 31,	$5,415	$4,304

7.	The principal assumptions underlying the defined benefit plan

	2025	2024	2023
	%

Discount rate of the plan liability	4.8	5.4	5.3
Future salary increases	3.0	3.0	3.0

The sensitivity analyses below have been determined based on reasonably possible changes of the principal assumptions underlying the defined benefit plan as mentioned above, occurring at the end of the reporting period.

If the discount rate would be one percent higher or lower, and all other assumptions were held constant, the defined benefit obligation would decrease by $110 thousand or increase by $169 thousand, respectively.

If the expected salary growth would increase or decrease by one percent, and all other assumptions were held constant, the defined benefit obligation would increase by $159 thousand or decrease by $104 thousand, respectively.